Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Summary of Accounts Receivable

The following is a summary of accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	88,179	62,979
Less: allowance for credit loss	(21,082)	(20,402)
Accounts receivable, net	67,097	42,577

Summary of Movements of Expected Credit Loss Provision for Accounts Receivable	The following table sets out movements of the expected credit loss provision for accounts receivable for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the period	(8,397)	(21,082)
Additions	(12,685)	(365)
Reversal	—	1,045
Balance at end of the period	(21,082)	(20,402)